Mortgage Loans Receivable And Bond Portfolio (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Mortgage Loans Receivable Gross	$ 27,278,543	$ 28,014,033	$ 26,675,361
Church Bonds Owned Gross	8,691,000	9,008,603	9,279,442
Bond Reserve Fund	200,000	200,000	200,000
Bond Maturities and Redemptions		2,254,000	2,240,000
St. Agnes Bonds Owned Gross		2,035,000	2,035,000
St. Agnes Bonds Gross		13,375,000
Bond Reserve Fund		0	1,875,000
Sale Proceeds Parcel 1 St. Agnes			1,300,000
Sale Proceeds Parcel 2 St. Agnes			335,000
Sale Proceeds Parcel 3 St. Agnes			3,500,000
Final Payment Amount St. Agnes per Bond			72
Oringinal Principal Amount St. Agnes Bond			1,000
Final Payment Amount St. Agnes			160,000
Final Operating Loss St. Agnes			75,000
Agape First Mortgage Bonds	637,000
Agape Second Mortgage Bonds	497,000
Agape First Mortgage Bonds Gross	7,200,000
Agape Second Mortgage Bonds Gross	715,000
Agape Bond Reserve		200,000
Down Payment		20,000
Mortgage Loan Amount		180,000
Recorded Gain/Loss on Sale		$ 27,000